Issued Capital	12 Months Ended
Apr. 30, 2023
Disclosure of classes of share capital [abstract]
Issued Capital
10.
Issued Capital

10.1 Common Shares

The authorized share capital of the Company is comprised of an unlimited number of common shares and an unlimited number of preferred shares issuable in series without par value.

At-the-Market Equity Program

On August 18, 2021, the Company entered into an equity distribution agreement (the "2021 Distribution Agreement") with a syndicate of agents led by BMO Nesbitt Burns Inc., and including BMO Capital Markets Corp., H.C. Wainwright & Co. LLC, Canaccord Genuity Corp., Canaccord Genuity LLC, Paradigm Capital Inc., TD Securities Inc. and TD Securities (USA) LLC (collectively, the "Agents"), for an at-the-market equity program (the "ATM Program").

The 2021 Distribution Agreement allowed the Company to distribute up to US$40 million (or the equivalent in Canadian dollars) of common shares of the Company (the "ATM Shares") under the ATM Program. The ATM Shares were issued by the Company to the public from time to time, through the Agents, at the Company's discretion. The ATM Shares sold under the ATM Program, if any, were sold at the prevailing market price at the time of sale. The 2021 Distribution Agreement was terminated on September 1, 2022.

On September 1, 2022, the Company renewed its ATM Program that allows the Company to distribute up to US$40 million (or the equivalent in Canadian dollars) of ATM Shares to the public from time to time, through the Agents, at the Company's discretion. The ATM Shares sold under the ATM Program, if any, will be sold at the prevailing market price at the time of sale. Sales of ATM Shares will be made pursuant to the terms of an equity distribution agreement dated September 1, 2022 (the "2022 Distribution Agreement"). Unless earlier terminated by the Company or the Agents as permitted therein, the 2022 Distribution Agreement will terminate upon the earlier of (a) the date that the aggregate gross sales proceeds of the ATM Shares sold under the ATM Program reaches the aggregate amount of US$40 million (or the equivalent in Canadian dollars); or (b) July 14, 2023.

During the year ended April 30, 2023, the Company issued 4,029,021 (2022: 6,175,771) common shares under both 2021 Distribution Agreement and 2022 Distribution Agreement for gross proceeds of $14,589 (2022: $35,231), with aggregate commissions paid or payable to the Agents and other share issue costs of $365 (2022: $881).

10.2 Reserves

Common Share Purchase Warrants and Options

The following outlines the movements of the Company's warrants and options:

	Warrants	Share Options	Total
	($)	($)	($)
Balance, as at April 30, 2021	6,352	—	6,352
Common shares issued upon exercise of warrants	(1,922)	—	(1,922)
Common shares issued upon exercise of options	—	(210)	(210)
Share-based compensation	—	1,268	1,268
Balance, as at April 30, 2022	4,430	1,058	5,488
Common shares issued upon exercise of warrants	(48)	—	(48)
Common shares issued upon exercise of options	—	(48)	(48)
Share-based compensation	—	927	927
Balance, as at April 30, 2023	4,382	1,937	6,319

During the year ended April 30, 2023, 190,894 warrants were exercised, and 17,393,948 warrants were outstanding as at April 30, 2023.

As at April 30, 2023, there are 17,298,360 Listed Warrants at an exercise price of $2.00 per share (Note 1), and 95,588 unlisted common share purchase warrants (the "Unlisted Warrants"). The Unlisted Warrants are exercisable into one common share at an exercise price of $1.40 per share until December 6, 2024. Subsequent to April 30, 2023, 565,722 Listed Warrants were exercised for $1,131.

10.
Issued Capital (continued)

10.2 Reserves (continued)

Share Options

The following outlines movements of the Company's share options:

	Number of options	Weighted Average Exercise Price ($)
Balance at April 30, 2022	755,000	3.62
Granted	500,750	3.29
Forfeited	(22,250)	3.43
Exercised	(37,500)	3.49
Balance at April 30, 2023	1,196,000	3.50

On May 13, 2022, the Company granted 343,750 share options to certain directors, officers, employees and consultants of the Company. These options have an exercise price of $3.31 per share and are valid for a period of five years. The options will vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter. In addition, the Company granted share options to purchase 100,000 common shares to a contractor. Such options have an exercise price of $3.31 per share and are valid for a period of two years. The options vest incrementally over a 12-month period.

On June 20, 2022 and July 7, 2022, the Company granted 25,000 and 25,000 share options, each at an exercise price of $3.26 per share and $2.88 per share, respectively, to its employees. The options are valid for a period of five years and will vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter.

On September 9, 2022 and October 24, 2022, the Company granted 2,000 and 5,000 share options, each at an exercise price of $4.20 per share and $3.15 per share, respectively, to its employees. The options are valid for a period of five years and will vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter.

The weighted average fair value of the share options granted was $1.72 per share and it was estimated at the date of the grants using the Black-Scholes option pricing model with the following weighted average assumptions:

Risk-free interest rate	2.75%
Expected life (years)	3.60
Expected volatility	70.42%
Expected dividend yield	0.00%
Estimated forfeiture rate	4.63%

As there is insufficient trading history of the Company's common shares prior to the date of grant, the expected volatility is based on the historical share price volatility of a group of comparable companies in the sector in which the Company operates over a period similar to the expected life of the share options.

10.
Issued Capital (continued)

10.2 Reserves (continued)

A summary of share options outstanding and exercisable at April 30, 2023, are as follows:

	Options Outstanding			Options Exercisable
Exercise Price ($)	Number of Options Outstanding	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)	Number of Options Exercisable	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)
5.46	40,000	5.46	3.38	40,000	5.46	3.38
4.93	5,000	4.93	3.71	3,750	4.93	3.71
4.20	1,000	4.20	4.36	1,000	4.20	4.36
4.10	50,000	4.10	3.09	50,000	4.10	3.09
3.49	612,500	3.49	3.09	612,500	3.49	3.09
3.31	100,000	3.31	1.04	75,000	3.31	1.04
3.31	332,500	3.31	4.04	166,875	3.31	4.04
3.26	25,000	3.26	4.14	12,500	3.26	4.14
3.15	5,000	3.15	4.49	2,500	3.15	4.49
2.88	25,000	2.88	4.19	12,500	2.88	4.19
	1,196,000	$3.50	3.25	976,625	$3.55	3.14

The amount of share-based compensation expense recognized by the Company during the year ended April 30, 2023 was $927 (2022: $1,268).

10.3 Long Term Incentive Plan

The Company has adopted the long term incentive plan (the "LTIP") which provides that the Board of Directors may, from time to time, in its discretion, grant awards of restricted share units, performance share units, deferred share units, options and stock appreciation rights to directors, key employees and consultants. The LTIP is available to directors, key employees and consultants of the Company, as determined by the Board of Directors. The aggregate number of common shares issuable under the LTIP in respect of awards shall not exceed 10,775,285 common shares. As at April 30, 2023, 1,424,700 share options were granted and 9,389,285 common shares remain available for issuance under the LTIP.

So long as it may be required by the rules and policies of the Exchange: (a) the total number of common shares issuable to any participant under the LTIP, at any time, together with common shares reserved for issuance to such participant under any other security-based compensation arrangements of the Company, shall not exceed 5% of the issued and outstanding common shares; (b) the total number of common shares issuable to insiders within any one-year period and at any given time under the LTIP, together with any other security-based compensation arrangement of the Company, shall not exceed 10% of the issued and outstanding common shares; and (c) the total number of common shares issuable to non-executive directors (excluding the Chair of the Board, if any) under the LTIP shall not exceed 3% of the issued and outstanding common shares.

The number of options to be granted, the exercise price(s) and the time(s) at which an option may be exercised shall be determined by the Board, in its sole discretion, provided that the exercise price of options shall not be lower than the exercise price permitted by the Exchange, and further provided that the term of any option shall not exceed ten years. So long as it may be required by the rules and policies of the Exchange: (a) options shall not be granted if the exercise thereof would result in the issuance of more than 2% of the issued common shares in any twelve-month period to any one consultant or to persons conducting investor relations activities; and (b) the grant value of common shares issued or reserved for issuance pursuant to options granted under the LTIP to any one non-executive director (excluding the Chair of the Board, if any) plus the number of common shares that are reserved at that time for issue or are issuable to such non-executive director pursuant to any other security-based compensation agreement shall not exceed $100,000 in any fiscal year, calculated by the Company as of the grant date. All options granted under the LTIP to persons providing investor relations activities will vest and become exercisable over a period of not less than twelve months, with no more than one quarter of such options vesting and becoming exercisable in any three month period.